Employee Benefits - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Percentage increase in discount and expected return on plan assets	(10.56%)
Net actuarial gains recognized in other comprehensive income	$ (222,545,556)
Average percentage of bonds	100.00%
Expected contribution to the fund	$ 63,235,620
Expected payments	$ 68,387,355
Percentage of decrease in assumed variation rate	13.00%
Long term expected benefit payments	$ 300,869
Long term employee benefits [member]
Disclosure of defined benefit plans [line items]
Percentage increase in discount and expected return on plan assets	(14.80%)
Percentage of decrease in assumed variation rate	19.25%
Pensions and retirement plans [member]
Disclosure of defined benefit plans [line items]
Promissory note		$ 2,551,024
Medical services of increase or decrease of one percentage point [member]
Disclosure of defined benefit plans [line items]
Percentage increase in discount and expected return on plan assets	2.15%
Percentage of decrease in assumed variation rate	(1.69%)
Medical services of increase or decrease of one percentage point [member] | Long term employee benefits [member]
Disclosure of defined benefit plans [line items]
Percentage increase in discount and expected return on plan assets	4.64%
Percentage of decrease in assumed variation rate	(3.32%)
Actuarial assumption of inflation rates increase decrease of one percentage [member]
Disclosure of defined benefit plans [line items]
Percentage increase in discount and expected return on plan assets	8.54%
Percentage of decrease in assumed variation rate	(7.54%)
Actuarial assumption of inflation rates increase decrease of one percentage [member] | Long term employee benefits [member]
Disclosure of defined benefit plans [line items]
Percentage increase in discount and expected return on plan assets	0.48%
Percentage of decrease in assumed variation rate	(1.73%)
Actuarial assumption of wage rates increase decrease of one percentage [member]
Disclosure of defined benefit plans [line items]
Percentage increase in discount and expected return on plan assets	1.25%
Percentage of decrease in assumed variation rate	(1.10%)
Actuarial assumption of wage rates increase decrease of one percentage [member] | Long term employee benefits [member]
Disclosure of defined benefit plans [line items]
Percentage increase in discount and expected return on plan assets	4.26%
Percentage of decrease in assumed variation rate	(3.88%)
Other material actuarial assumptions [member]
Disclosure of defined benefit plans [line items]
Percentage increase in discount and expected return on plan assets	4.00%		3.75%
Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Percentage increase in discount and expected return on plan assets	5.02%		4.77%
Actuarial assumption of expected rates of inflation [member]
Disclosure of defined benefit plans [line items]
Percentage increase in discount and expected return on plan assets	4.00%		3.75%
Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage increase in discount and expected return on plan assets	9.29%		7.89%